Organization and principal activities (Schedule of Details of Subsidiaries, VIEs and VIE's Subsidiary) (Details)	12 Months Ended
Dec. 31, 2018
Zhuhai Huanju Interactive Entertainment Technology [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Shanghai Yilian Equity Investment Partnership LP [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	93.50%
Guangzhou Huya Technology Co., Ltd. [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	44.00%
HUYA Inc [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	44.00%
Guangzhou Huya Information Technology Company Limited [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	44.00%
Guangzhou Yilianyixing Investment Partnership LP [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	99.00%
Guangzhou Huanju Microfinance Co., Ltd. [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Guangzhou Huaduo [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Duowan Entertainment Corporation [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Huanju Shidai Technology Beijing Company Limited [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Guangzhou Huanju Shidai [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%
Engage Capital Partners I LP [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	93.50%
Hago Singapore Pte. Ltd. [Member]
Subsidiaries, VIEs and VIE's subsidiary [Line Items]
% of direct or indirect economic ownership	100.00%